INTANGIBLE ASSETS, NET (Details Narrative)					6 Months Ended	12 Months Ended
	Dec. 06, 2024 USD ($)	May 03, 2023 USD ($)	May 01, 2023 USD ($)	Feb. 16, 2022 item	Jun. 30, 2025 item	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Acquisition cost	$ 120,000	$ 120,000
Book value of bitcoins transferred to other unknown wallets						$ 3,469,762
Bitcion Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies held | item				95.23843	125.8584797
USD Coin Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies held | item				2,005,537.5	2,005,537.50
Purchase and Sale Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Total price consideration		$ 120,000	$ 120,000